Reserves for Future Policy Benefits and Separate Account Liabilities - Account Value by Type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account liabilities	$ 87,255,000,000	$ 111,592,000,000
Separate account assets	87,255,000,000	$ 111,592,000,000
Separate account base contract assets not reinsured	1,007,000,000
GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	2,983,000,000
Separate account liabilities	32,482,000,000
GMDB | Variable Annuity
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	35,465,000,000
Net amount at risk	4,204,000,000
Retained net amount at risk	$ 976,000,000
Weighted average attained age	73 years
GMDB | Variable Annuity | MAV only
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 9,984,000,000
GMDB | Variable Annuity | With Five Percent Rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,478,000,000
GMDB | Variable Annuity | With Earnings Protection Benefit Rider (EPB)
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	2,414,000,000
GMDB | Variable Annuity | With Five Percent Rollup and EPB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	336,000,000
GMDB | Variable Annuity | Annuitization Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	14,212,000,000
Retained net amount at risk	574,000,000
GMDB | Variable Annuity | Asset Protection Benefit ("APB")
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	6,165,000,000
Net amount at risk	851,000,000
Retained net amount at risk	$ 282,000,000
Weighted average attained age	73 years
GMDB | Variable Annuity | Lifetime Income Benefit ("LIB") - Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 258,000,000
Net amount at risk	4,000,000
Retained net amount at risk	$ 2,000,000
Weighted average attained age	76 years
GMDB | Variable Annuity | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,122,000,000
Net amount at risk	96,000,000
Retained net amount at risk	$ 56,000,000
Weighted average attained age	72 years
GMDB | Variable Annuity | Return of Net Deposit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 10,097,000,000
Net amount at risk	105,000,000
Retained net amount at risk	$ 62,000,000
Weighted average attained age	71 years
GMDB | Variable Annuity | Maximum | MAV only
Net Amount at Risk by Product and Guarantee [Line Items]
Net amount at risk	$ 2,257,000,000
Retained net amount at risk	302,000,000
GMDB | Variable Annuity | Maximum | With Five Percent Rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Net amount at risk	295,000,000
Retained net amount at risk	196,000,000
GMDB | Variable Annuity | Maximum | With Earnings Protection Benefit Rider (EPB)
Net Amount at Risk by Product and Guarantee [Line Items]
Net amount at risk	513,000,000
Retained net amount at risk	55,000,000
GMDB | Variable Annuity | Maximum | With Five Percent Rollup and EPB
Net Amount at Risk by Product and Guarantee [Line Items]
Net amount at risk	83,000,000
Retained net amount at risk	21,000,000
GMDB | Variable Annuity | Maximum | Annuitization Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Net amount at risk	$ 3,148,000,000
GMDB | Variable Annuity | Weighted Average | MAV only
Net Amount at Risk by Product and Guarantee [Line Items]
Weighted average attained age	74 years
GMDB | Variable Annuity | Weighted Average | With Five Percent Rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Weighted average attained age	73 years
GMDB | Variable Annuity | Weighted Average | With Earnings Protection Benefit Rider (EPB)
Net Amount at Risk by Product and Guarantee [Line Items]
Weighted average attained age	75 years
GMDB | Variable Annuity | Weighted Average | With Five Percent Rollup and EPB
Net Amount at Risk by Product and Guarantee [Line Items]
Weighted average attained age	76 years
Variable annuity without GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 8,600,000,000
Deferred Annuitization | Variable Annuity | Variable annuity without GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	2,611,000,000
Net amount at risk	0
Retained net amount at risk	$ 0
Weighted average attained age	73 years
GMWB embedded derivative
Net Amount at Risk by Product and Guarantee [Line Items]
Net amount at risk	$ 0
Weighted average attained age	72 years
Separate account liabilities - other
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account liabilities	$ 62,393,000,000
Separate account assets assumed under modified coinsurance
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account assets	$ 6,613,000,000